UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2018

     MFS® Equity Income Fund

EQI-SEM

MFS® Equity Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility, which has been a departure from the low-volatility environment that prevailed for much of 2017. In spite of this, global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. However, interest rates have begun to rise globally of late as investors anticipate that central policy shifts may be necessary in the months ahead.

Newly enacted U.S. tax reforms have been welcomed by equity markets while emerging market economies have been boosted by a weaker U.S. dollar. Around the world, inflation remains largely subdued but tight labor markets and solid global demand have investors on the lookout for its potential resurgence amid robust global trade and recovering commodity prices.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

March 19, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Facebook, Inc., “A”	3.7%
Cisco Systems, Inc.	3.2%
Comcast Corp., “A”	2.7%
Citigroup, Inc.	2.6%
Philip Morris International, Inc.	2.6%
Altria Group, Inc.	2.6%
Union Pacific Corp.	2.5%
Boeing Co.	2.4%
McKesson Corp.	2.4%
Eaton Corp. PLC	2.2%

Equity sectors
Financial Services	19.7%
Technology	16.8%
Health Care	13.1%
Consumer Staples	9.9%
Utilities & Communications	9.3%
Industrial Goods & Services	5.8%
Leisure	5.2%
Autos & Housing	5.2%
Retailing	4.0%
Energy	3.4%
Transportation	3.0%
Special Products & Services	2.7%
Basic Materials	1.5%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of January 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2017 through January 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2017 through January 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/17	Ending Account Value 1/31/18	Expenses Paid During Period (p) 8/01/17-1/31/18
A	Actual	0.89%	$1,000.00	$1,122.71	$4.76
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
B	Actual	1.64%	$1,000.00	$1,119.06	$8.76
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
C	Actual	1.64%	$1,000.00	$1,118.41	$8.76
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
I	Actual	0.64%	$1,000.00	$1,124.00	$3.43
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R1	Actual	1.64%	$1,000.00	$1,119.06	$8.76
	Hypothetical (h)	1.64%	$1,000.00	$1,016.94	$8.34
R2	Actual	1.14%	$1,000.00	$1,121.76	$6.10
	Hypothetical (h)	1.14%	$1,000.00	$1,019.46	$5.80
R3	Actual	0.89%	$1,000.00	$1,123.17	$4.76
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
R4	Actual	0.64%	$1,000.00	$1,124.73	$3.43
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R6	Actual	0.53%	$1,000.00	$1,124.64	$2.84
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.5%
Issuer	Shares/Par	Value ($)
Aerospace - 2.8%
Boeing Co.	13,860	$4,911,568
United Technologies Corp.	6,645	917,077

		$5,828,645
Airlines - 0.5%
Copa Holdings S.A., “A”	6,837	$945,762

Apparel Manufacturers - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	4,267	$1,338,197

Automotive - 2.4%
Ford Motor Co.	70,307	$771,268
General Motors Co.	28,569	1,211,611
Kia Motors Corp.	30,873	1,001,779
Toyota Motor Corp.	28,800	1,982,341

		$4,966,999
Brokerage & Asset Managers - 1.3%
Apollo Global Management LLC, “A”	77,571	$2,773,163

Business Services - 2.7%
Accenture PLC, “A”	6,549	$1,052,424
DXC Technology Co.	46,233	4,602,495

		$5,654,919
Cable TV - 2.8%
Comcast Corp., “A”	133,780	$5,689,663

Computer Software - 3.2%
Adobe Systems, Inc. (a)	21,024	$4,199,754
Microsoft Corp.	25,082	2,383,041

		$6,582,795
Computer Software - Systems - 2.3%
Apple, Inc.	17,126	$2,867,406
Hewlett Packard Enterprise	31,869	522,652
International Business Machines Corp.	8,351	1,367,059

		$4,757,117

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 2.6%
Owens Corning	46,361	$4,310,182
Pulte Homes, Inc.	35,089	1,116,883

		$5,427,065
Consumer Products - 1.7%
Newell Brands, Inc.	60,846	$1,608,768
Procter & Gamble Co.	12,209	1,054,125
Tupperware Brands Corp.	15,368	887,656

		$3,550,549
Electronics - 2.9%
Intel Corp.	38,959	$1,875,486
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	93,173	4,221,669

		$6,097,155
Energy - Independent - 1.1%
Occidental Petroleum Corp.	10,593	$794,157
Phillips 66	14,537	1,488,589

		$2,282,746
Energy - Integrated - 2.3%
BP PLC	440,632	$3,135,037
Eni S.p.A.	94,118	1,692,721

		$4,827,758
Food & Beverages - 2.8%
Marine Harvest	109,086	$1,888,405
Tyson Foods, Inc., “A”	50,952	3,877,957

		$5,766,362
Food & Drug Stores - 0.3%
Seven & I Holdings Co. Ltd.	16,000	$659,502

Gaming & Lodging - 0.9%
Carnival Corp.	25,726	$1,842,239

General Merchandise - 0.4%
Wal-Mart Stores, Inc.	7,132	$760,271

Health Maintenance Organizations - 1.1%
Humana Inc.	3,989	$1,124,220
Molina Healthcare, Inc. (a)	13,509	1,234,182

		$2,358,402

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 5.9%
Athene Holding Ltd. (a)	25,084	$1,258,214
MetLife, Inc.	78,247	3,761,333
Prudential Financial, Inc.	24,581	2,920,714
Unum Group	29,785	1,584,264
Zurich Insurance Group AG	8,196	2,693,695

		$12,218,220
Internet - 5.2%
Alphabet, Inc., “A” (a)	2,528	$2,988,652
Facebook, Inc., “A” (a)	41,383	7,734,069

		$10,722,721
Leisure & Toys - 1.1%
Take-Two Interactive Software, Inc. (a)	17,820	$2,257,259

Machinery & Tools - 2.9%
Allison Transmission Holdings, Inc.	21,512	$951,691
Eaton Corp. PLC	55,117	4,628,175
Regal Beloit Corp.	6,539	509,388

		$6,089,254
Major Banks - 4.8%
Bank of America Corp.	135,140	$4,324,480
BNP Paribas	11,219	927,668
JPMorgan Chase & Co.	9,621	1,112,861
Royal Bank of Canada	13,611	1,165,456
Sumitomo Mitsui Financial Group, Inc.	13,900	627,918
UBS AG	90,835	1,844,514

		$10,002,897
Medical & Health Technology & Services - 2.8%
Express Scripts Holding Co. (a)	11,909	$942,955
McKesson Corp.	28,992	4,896,169

		$5,839,124
Metals & Mining - 1.5%
Rio Tinto Ltd.	56,763	$3,160,933

Natural Gas - Distribution - 0.6%
ENGIE	66,308	$1,150,899

Natural Gas - Pipeline - 3.6%
Enterprise Products Partners LP	135,760	$3,749,691
Plains All American Pipeline LP	53,076	1,113,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - continued
Williams Partners LP	59,551	$2,495,187

		$7,357,882
Network & Telecom - 3.2%
Cisco Systems, Inc.	159,621	$6,630,656

Other Banks & Diversified Financials - 3.9%
Citigroup, Inc.	69,369	$5,444,079
Discover Financial Services	32,372	2,583,286

		$8,027,365
Pharmaceuticals - 7.8%
Bayer AG	14,949	$1,956,587
Bristol-Myers Squibb Co.	29,655	1,856,403
Eli Lilly & Co.	53,579	4,364,010
Merck & Co., Inc.	28,114	1,665,754
Novartis AG	10,893	985,432
Pfizer, Inc.	107,567	3,984,282
Roche Holding AG	5,018	1,237,045

		$16,049,513
Printing & Publishing - 0.5%
Transcontinental, Inc., “A”	50,076	$1,012,512

Railroad & Shipping - 2.5%
Union Pacific Corp.	39,340	$5,251,890

Real Estate - 3.7%
AGNC Investment Corp., REIT	21,812	$409,847
Annaly Mortgage Management, Inc., REIT	97,970	1,032,604
Iron Mountain, Inc., REIT	26,693	935,056
Medical Properties Trust, Inc., REIT	248,609	3,251,806
STAG Industrial, Inc., REIT	20,251	512,755
Starwood Property Trust, Inc., REIT	24,204	493,519
Store Capital Corp., REIT	12,917	316,596
Washington Prime Group, Inc., REIT	122,008	802,813

		$7,754,996
Specialty Stores - 2.6%
Best Buy Co., Inc.	39,128	$2,858,692
Ross Stores, Inc.	31,163	2,567,519

		$5,426,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.3%
TDC A.S.	91,856	$613,088

Tobacco - 5.4%
Altria Group, Inc.	75,046	$5,278,736
Japan Tobacco, Inc.	15,000	497,045
Philip Morris International, Inc.	50,515	5,416,723

		$11,192,504
Utilities - Electric Power - 4.4%
American Electric Power Co., Inc.	15,980	$1,099,104
Duke Energy Corp.	6,768	531,288
Exelon Corp.	106,551	4,103,279
PPL Corp.	55,265	1,761,296
SSE PLC	82,785	1,533,339

		$9,028,306
Total Common Stocks (Identified Cost, $159,515,852)		$201,895,539

Convertible Preferred Stocks - 1.9%
Pharmaceuticals - 1.4%
Allergan PLC, 5.5%	4,284	$2,774,747

Utilities - Electric Power - 0.5%
NextEra Energy, Inc., 6.123%	7,348	$415,603
NextEra Energy, Inc., 6.371%	8,494	602,734

		$1,018,337
Total Convertible Preferred Stocks (Identified Cost, $4,653,807)		$3,793,084

Preferred Stocks - 0.2%
Automotive - 0.2%
Hyundai Motor Co. Ltd. (Identified Cost, $392,402)	4,123	$401,547

Investment Companies (h) - 0.2%
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.44% (v) (Identified Cost, $457,220)	457,266	$457,220

Other Assets, Less Liabilities - 0.2%		461,590
Net Assets - 100.0%		$207,008,980

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $457,220 and $206,090,170, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $164,562,061)	$206,090,170
Investments in affiliated issuers, at value (identified cost, $457,220)	457,220
Receivables for
Investments sold	11,853,279
Fund shares sold	207,238
Dividends	233,106
Receivable from investment adviser	16,839
Other assets	1,180
Total assets	$218,859,032
Liabilities
Payables for
Investments purchased	$11,474,723
Fund shares reacquired	315,435
Payable to affiliates
Shareholder servicing costs	52,148
Distribution and service fees	2,527
Payable for independent Trustees’ compensation	591
Accrued expenses and other liabilities	4,628
Total liabilities	$11,850,052
Net assets	$207,008,980
Net assets consist of
Paid-in capital	$160,334,046
Unrealized appreciation (depreciation)	41,534,848
Accumulated net realized gain (loss)	4,785,899
Undistributed net investment income	354,187
Net assets	$207,008,980
Shares of beneficial interest outstanding	12,588,203

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$142,142,096	8,650,185	$16.43
Class B	4,548,879	277,069	16.42
Class C	22,631,708	1,378,772	16.41
Class I	10,909,840	663,415	16.44
Class R1	82,746	5,015	16.50
Class R2	272,087	16,522	16.47
Class R3	143,881	8,742	16.46
Class R4	56,866	3,457	16.45
Class R6	26,220,877	1,585,026	16.54

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.43 [100 / 94.25 x $16.43]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$2,722,674
Dividends from affiliated issuers	6,152
Income on securities loaned	3,955
Foreign taxes withheld	(32,930)
Total investment income	$2,699,851
Expenses
Management fee	$496,525
Distribution and service fees	304,406
Shareholder servicing costs	112,130
Administrative services fee	20,093
Independent Trustees’ compensation	2,346
Custodian fee	11,877
Shareholder communications	16,582
Audit and tax fees	25,242
Legal fees	1,091
Registration fees	73,112
Miscellaneous	10,308
Total expenses	$1,073,712
Reduction of expenses by investment adviser and distributor	(147,525)
Net expenses	$926,187
Net investment income (loss)	$1,773,664
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,152,018
Affiliated issuers	(103)
Foreign currency	12,180
Net realized gain (loss)	$10,164,095
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$11,127,056
Affiliated issuers	(13)
Translation of assets and liabilities in foreign currencies	3,862
Net unrealized gain (loss)	$11,130,905
Net realized and unrealized gain (loss)	$21,295,000
Change in net assets from operations	$23,068,664

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/18 (unaudited)	Year ended 7/31/17
From operations
Net investment income (loss)	$1,773,664	$3,429,247
Net realized gain (loss)	10,164,095	6,247,716
Net unrealized gain (loss)	11,130,905	14,398,509
Change in net assets from operations	$23,068,664	$24,075,472
Distributions declared to shareholders
From net investment income	$(2,064,921)	$(3,299,288)
From net realized gain	(6,028,111)	—
Total distributions declared to shareholders	$(8,093,032)	$(3,299,288)
Change in net assets from fund share transactions	$(566,384)	$8,359,179
Total change in net assets	$14,409,248	$29,135,363
Net assets
At beginning of period	192,599,732	163,464,369
At end of period (including undistributed net investment income of $354,187 and $645,444, respectively)	$207,008,980	$192,599,732

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/18		Year ended
Class A			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.25		$13.57	$13.79		$13.44	$11.64	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.29	$0.27		$0.24	$0.26	$0.17
Net realized and unrealized gain (loss)	1.69		1.67	(0.09	)(g)	0.54	1.85	1.62
Total from investment operations	$1.84		$1.96	$0.18		$0.78	$2.11	$1.79
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.28)	$(0.25)		$(0.22)	$(0.23)	$(0.15)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.66)		$(0.28)	$(0.40)		$(0.43)	$(0.31)	$(0.15)
Net asset value, end of period (x)	$16.43		$15.25	$13.57		$13.79	$13.44	$11.64
Total return (%) (r)(s)(t)(x)	12.27	(n)	14.57	1.54		5.92	18.33	18.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.17	1.30		1.47	1.68	2.32	(a)
Expenses after expense reductions (f)	0.89	(a)	0.99	0.99		1.08	1.25	1.24	(a)
Net investment income (loss)	1.83	(a)	2.02	2.11		1.77	2.04	1.85	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$142,142		$134,180	$132,449		$90,427	$49,993	$18,922

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class B			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.23		$13.56	$13.74		$13.39	$11.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.18		$0.14	$0.16	$0.09
Net realized and unrealized gain (loss)	1.70		1.66	(0.08	)(g)	0.54	1.85	1.62
Total from investment operations	$1.79		$1.84	$0.10		$0.68	$2.01	$1.71
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.17)	$(0.13)		$(0.12)	$(0.15)	$(0.10)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.60)		$(0.17)	$(0.28)		$(0.33)	$(0.23)	$(0.10)
Net asset value, end of period (x)	$16.42		$15.23	$13.56		$13.74	$13.39	$11.61
Total return (%) (r)(s)(t)(x)	11.91	(n)	13.66	0.83		5.18	17.44	17.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.92	2.05		2.22	2.43	3.49	(a)
Expenses after expense reductions (f)	1.64	(a)	1.74	1.74		1.83	2.00	2.00	(a)
Net investment income (loss)	1.08	(a)	1.26	1.37		1.03	1.26	1.01	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$4,549		$4,298	$3,978		$3,866	$2,639	$811

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class C			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.23		$13.55	$13.75		$13.40	$11.62	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.18		$0.14	$0.16	$0.10
Net realized and unrealized gain (loss)	1.69		1.67	(0.10	)(g)	0.54	1.84	1.63
Total from investment operations	$1.78		$1.85	$0.08		$0.68	$2.00	$1.73
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.17)	$(0.13)		$(0.12)	$(0.14)	$(0.11)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.60)		$(0.17)	$(0.28)		$(0.33)	$(0.22)	$(0.11)
Net asset value, end of period (x)	$16.41		$15.23	$13.55		$13.75	$13.40	$11.62
Total return (%) (r)(s)(t)(x)	11.84	(n)	13.76	0.71		5.17	17.38	17.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.92	2.05		2.21	2.43	3.06	(a)
Expenses after expense reductions (f)	1.64	(a)	1.74	1.74		1.83	2.00	2.00	(a)
Net investment income (loss)	1.08	(a)	1.26	1.37		1.02	1.27	1.06	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$22,632		$21,460	$19,866		$17,241	$11,477	$4,740

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class I			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.26		$13.57	$13.80		$13.45	$11.64	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	$0.30		$0.27	$0.30	$0.18
Net realized and unrealized gain (loss)	1.70		1.67	(0.09	)(g)	0.54	1.84	1.62
Total from investment operations	$1.86		$2.01	$0.21		$0.81	$2.14	$1.80
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.32)	$(0.29)		$(0.25)	$(0.25)	$(0.16)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.68)		$(0.32)	$(0.44)		$(0.46)	$(0.33)	$(0.16)
Net asset value, end of period (x)	$16.44		$15.26	$13.57		$13.80	$13.45	$11.64
Total return (%) (r)(s)(t)(x)	12.40	(n)	14.97	1.78		6.16	18.68	18.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.91	1.04		1.21	1.42	2.90	(a)
Expenses after expense reductions (f)	0.64	(a)	0.74	0.74		0.84	1.00	1.00	(a)
Net investment income (loss)	2.06	(a)	2.37	2.34		2.01	2.30	2.02	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$10,910		$8,992	$5,636		$4,177	$2,565	$507

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R1			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.30		$13.62	$13.78		$13.43	$11.63	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.18		$0.14	$0.17	$0.12
Net realized and unrealized gain (loss)	1.71		1.67	(0.08	)(g)	0.54	1.84	1.59
Total from investment operations	$1.80		$1.85	$0.10		$0.68	$2.01	$1.71
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.17)	$(0.11)		$(0.12)	$(0.13)	$(0.08)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.60)		$(0.17)	$(0.26)		$(0.33)	$(0.21)	$(0.08)
Net asset value, end of period (x)	$16.50		$15.30	$13.62		$13.78	$13.43	$11.63
Total return (%) (r)(s)(t)(x)	11.91	(n)	13.68	0.81		5.12	17.45	17.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.92	2.05		2.21	2.46	4.64	(a)
Expenses after expense reductions (f)	1.64	(a)	1.74	1.74		1.84	2.00	2.00	(a)
Net investment income (loss)	1.09	(a)	1.27	1.40		1.04	1.34	1.32	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$83		$83	$76		$123	$109	$117

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R2			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.28		$13.60	$13.79		$13.44	$11.64	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.25	$0.25		$0.21	$0.23	$0.16
Net realized and unrealized gain (loss)	1.72		1.67	(0.09	)(g)	0.53	1.84	1.60
Total from investment operations	$1.83		$1.92	$0.16		$0.74	$2.07	$1.76
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.24)	$(0.20)		$(0.18)	$(0.19)	$(0.12)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.64)		$(0.24)	$(0.35)		$(0.39)	$(0.27)	$(0.12)
Net asset value, end of period (x)	$16.47		$15.28	$13.60		$13.79	$13.44	$11.64
Total return (%) (r)(s)(t)(x)	12.18	(n)	14.26	1.29		5.62	18.02	17.75	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.42	1.55		1.71	1.95	4.14	(a)
Expenses after expense reductions (f)	1.14	(a)	1.24	1.24		1.34	1.50	1.50	(a)
Net investment income (loss)	1.37	(a)	1.76	1.91		1.54	1.84	1.82	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$272		$94	$84		$135	$127	$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R3			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.27		$13.59	$13.80		$13.45	$11.64	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.29	$0.28		$0.24	$0.26	$0.18
Net realized and unrealized gain (loss)	1.70		1.67	(0.09	)(g)	0.54	1.85	1.60
Total from investment operations	$1.85		$1.96	$0.19		$0.78	$2.11	$1.78
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.28)	$(0.25)		$(0.22)	$(0.22)	$(0.14)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.66)		$(0.28)	$(0.40)		$(0.43)	$(0.30)	$(0.14)
Net asset value, end of period (x)	$16.46		$15.27	$13.59		$13.80	$13.45	$11.64
Total return (%) (r)(s)(t)(x)	12.32	(n)	14.56	1.54		5.89	18.38	17.96	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.17	1.30		1.46	1.71	3.89	(a)
Expenses after expense reductions (f)	0.89	(a)	0.99	0.99		1.09	1.25	1.25	(a)
Net investment income (loss)	1.84	(a)	2.02	2.15		1.77	2.09	2.06	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$144		$137	$114		$152	$114	$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R4			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.26		$13.58	$13.81		$13.45	$11.64	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.32	$0.31		$0.28	$0.29	$0.21
Net realized and unrealized gain (loss)	1.70		1.67	(0.10	)(g)	0.54	1.85	1.59
Total from investment operations	$1.87		$1.99	$0.21		$0.82	$2.14	$1.80
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.31)	$(0.29)		$(0.25)	$(0.25)	$(0.16)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.68)		$(0.31)	$(0.44)		$(0.46)	$(0.33)	$(0.16)
Net asset value, end of period (x)	$16.45		$15.26	$13.58		$13.81	$13.45	$11.64
Total return (%) (r)(s)(t)(x)	12.47	(n)	14.85	1.72		6.22	18.66	18.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.92	1.05		1.21	1.46	3.64	(a)
Expenses after expense reductions (f)	0.64	(a)	0.74	0.74		0.84	1.00	1.00	(a)
Net investment income (loss)	2.13	(a)	2.27	2.42		2.05	2.34	2.32	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$57		$63	$54		$116	$110	$118

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R6			7/31/17	7/31/16		7/31/15	7/31/14	7/31/13 (c)
	(unaudited)
Net asset value, beginning of period	$15.35		$13.65	$13.88		$13.52	$11.65	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.26	$0.32		$0.29	$0.32	$0.21
Net realized and unrealized gain (loss)	1.71		1.77	(0.09	)(g)	0.54	1.89	1.60
Total from investment operations	$1.88		$2.03	$0.23		$0.83	$2.21	$1.81
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.33)	$(0.31)		$(0.26)	$(0.26)	$(0.16)
From net realized gain	(0.49)		—	(0.15)		(0.21)	(0.08)	—
Total distributions declared to shareholders	$(0.69)		$(0.33)	$(0.46)		$(0.47)	$(0.34)	$(0.16)
Net asset value, end of period (x)	$16.54		$15.35	$13.65		$13.88	$13.52	$11.65
Total return (%) (r)(s)(t)(x)	12.46	(n)	15.06	1.92		6.30	19.26	18.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.84	0.90		1.11	1.49	3.61	(a)
Expenses after expense reductions (f)	0.53	(a)	0.63	0.60		0.71	0.90	0.96	(a)
Net investment income (loss)	2.17	(a)	1.73	2.47		2.12	2.66	2.35	(a)
Portfolio turnover	31	(n)	47	43		49	34	39	(n)
Net assets at end of period (000 omitted)	$26,221		$23,293	$1,208		$150	$91	$1,656

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 27, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions.

In October 2016, the Securities and Exchange Commission (SEC) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$169,417,079	$—	$—	$169,417,079
United Kingdom	7,829,309	—	—	7,829,309
Switzerland	6,760,686	—	—	6,760,686
Taiwan	4,221,669	—	—	4,221,669
Japan	—	3,766,806	—	3,766,806
France	3,416,764	—	—	3,416,764
Canada	2,177,968	—	—	2,177,968
Germany	1,956,587	—	—	1,956,587
Norway	1,888,405	—	—	1,888,405
Other Countries	4,654,897	—	—	4,654,897
Mutual Funds	457,220	—	—	457,220
Total	$202,780,584	$3,766,806	$—	$206,547,390

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,124,963 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 7/31/17
Ordinary income (including any short-term capital gains)	$3,299,288

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/18
Cost of investments	$165,254,206
Gross appreciation	43,559,929
Gross depreciation	(2,266,745)
Net unrealized appreciation (depreciation)	$41,293,184

As of 7/31/17
Undistributed ordinary income	644,578
Undistributed long-term capital gain	778,884
Other temporary differences	3,743
Net unrealized appreciation (depreciation)	30,272,097

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 1/31/18	Year ended 7/31/17	Six months ended 1/31/18	Year ended 7/31/17
Class A	$1,455,023	$2,522,056	$4,152,988	$—
Class B	29,573	48,596	133,007	—
Class C	147,630	250,750	660,123	—
Class I	121,051	438,477	314,936	—
Class R1	545	928	2,373	—
Class R2	1,601	1,503	7,772	—
Class R3	1,413	2,407	4,108	—
Class R4	632	1,266	1,630	—
Class R6	307,453	33,305	751,174	—
Total	$2,064,921	$3,299,288	$6,028,111	$—

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2018, this management fee reduction amounted to $8,406, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2018 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2018. For the six months ended January 31, 2018, this reduction amounted to $137,249, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,347 for the six months ended January 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$171,356
Class B	0.75%	0.25%	1.00%	1.00%	22,201
Class C	0.75%	0.25%	1.00%	1.00%	109,777
Class R1	0.75%	0.25%	1.00%	1.00%	414
Class R2	0.25%	0.25%	0.50%	0.50%	490
Class R3	—	0.25%	0.25%	0.25%	168
Total Distribution and Service Fees					$304,406

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2018, this rebate amounted to $1,870 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2018, were as follows:

Amount
Class A	$897
Class B	4,791
Class C	1,562

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2018, the fee was $10,965, which equated to 0.0110% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $101,165.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2018 was equivalent to an annual effective rate of 0.0202% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended January 31, 2018, the fee paid by the fund under this agreement was $172 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
8/15/17	Class R2	746	$11,362
8/15/17	Class R3	767	11,674
8/15/17	Class R4	785	11,941

At January 31, 2018, MFS held approximately 83% and 100% of the outstanding shares of Class R1 and Class R4, respectively.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended January 31, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $900,905 and $326,957, respectively. The sales transactions resulted in net realized gains (losses) of $53,580.

Effective January 3, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. This reimbursement, if any, will be determined in arrears on a quarterly basis beginning with the quarter ending March 31, 2018.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended January 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $60,584,112 and $67,296,749, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/18		Year ended 7/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	407,267	$6,413,917	2,352,827	$33,432,953
Class B	15,427	244,112	70,402	986,460
Class C	111,889	1,747,787	312,136	4,417,531
Class I	131,314	2,054,481	2,275,903	32,088,731
Class R1	—	—	29	401
Class R2	10,558	165,280	173	2,501
Class R3	190	3,017	515	7,341
Class R6	230,135	3,650,391	1,505,848	22,628,286
	906,780	$14,278,985	6,517,833	$93,564,204

Shares issued to shareholders in reinvestment of distributions
Class A	355,124	$5,589,976	175,763	$2,513,289
Class B	10,190	160,512	3,341	47,723
Class C	51,015	803,586	17,385	247,800
Class I	26,471	417,044	28,314	411,208
Class R1	184	2,917	65	928
Class R2	593	9,372	105	1,503
Class R3	350	5,521	168	2,407
Class R4	144	2,262	89	1,266
Class R6	63,329	1,002,903	185	2,658
	507,400	$7,994,093	225,415	$3,228,782

Shares reacquired
Class A	(912,866)	$(14,360,787)	(3,489,453)	$(49,333,221)
Class B	(30,720)	(488,722)	(85,027)	(1,200,720)
Class C	(193,403)	(3,032,761)	(385,872)	(5,520,062)
Class I	(83,732)	(1,318,133)	(2,130,094)	(31,213,580)
Class R1	(591)	(9,328)	(234)	(3,258)
Class R2	(754)	(11,488)	(312)	(4,636)
Class R3	(771)	(11,756)	(75)	(1,050)
Class R4	(786)	(11,941)	—	—
Class R6	(226,283)	(3,594,546)	(76,635)	(1,157,280)
	(1,449,906)	$(22,839,462)	(6,167,702)	$(88,433,807)

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/18		Year ended 7/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	(150,475)	$(2,356,894)	(960,863)	$(13,386,979)
Class B	(5,103)	(84,098)	(11,284)	(166,537)
Class C	(30,499)	(481,388)	(56,351)	(854,731)
Class I	74,053	1,153,392	174,123	1,286,359
Class R1	(407)	(6,411)	(140)	(1,929)
Class R2	10,397	163,164	(34)	(632)
Class R3	(231)	(3,218)	608	8,698
Class R4	(642)	(9,679)	89	1,266
Class R6	67,181	1,058,748	1,429,398	21,473,664
	(35,726)	$(566,384)	575,546	$8,359,179

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2018, the fund’s commitment fee and interest expense were $643 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		130,377	10,767,363	(10,440,474)	457,266

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(103)	$(13)	$—	$6,152	$457,220

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.